UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21291

Bertolet Capital Trust

(Exact name of registrant as specified in charter)

745 Fifth Ave., Suite 2400

New York, NY 10151

 (Address of principal executive offices)

(Zip code)

John E. Deysher

745 Fifth Ave., Suite 2400,

New York, NY 10151

 (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 605-7100

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

PINNACLE VALUE FUND
BERTOLET CAPITAL TRUST

				Schedule of Investments
				September 30, 2014 (Unaudited)
Shares/Principal Amount		Basis	Market Value	% of Assets

COMMON STOCKS
Aircraft Parts & Auxiliary Equipment
100	CPI Aerostructures, Inc. *	$ 1,120	$ 985	0.00%

Banks & Thrifts
91,200	Anchor Bancorp *	694,836	1,877,644
1,931	Eastern Virginia Bank *	9,909	12,011
60,491	Preferred Bank	443,120	1,362,257
1,016	United Community Financial Corp.	4,203	4,755
121,107	Wilshire Bancorp	329,909	1,117,817
		1,481,977	4,374,484	6.73%
Conglomerate
100	Steel Partners Holding L.P. *	1,109	1,661
100,769	Regency Affiliates, Inc.	495,422	992,575
		496,531	994,236	1.53%
Fabricated Metal Products
100	PMFG, Inc. *	753	500	0.00%
Financial Services
170,687	Asta Funding, Inc. *	239,960	1,401,340
294,445	BKF Capital Group, Inc. (a) *	844,164	409,279
90,140	Cadus Corp.	136,431	139,717
285,670	CoSine Communications, Inc. *	697,285	534,203
45,128	Regional Management Corp. *	637,920	810,047
338,750	Special Diversified Opportunities, Inc. *	309,864	406,500
506,866	SWK Holdings Corp. *	1,372,396	2,184,956
		4,238,020	5,886,042	9.06%
Furniture & Fixtures
17,200	Hooker Furniture	177,424	261,612
7,983	Flexsteel Industries, Inc.	40,944	269,267
		218,368	530,879	0.82%
Greeting Cards & Gift-wrap
39,600	CSS Industries, Inc.	640,739	960,300	1.48%

Insurance
31,448	EMC Insurance Group	578,620	908,218
1,349,403	First Acceptance Corp. *	2,308,796	3,148,363
250,724	Hallmark Financial Services, Inc. *	1,640,612	2,584,964
16,000	Imperial Holdings, Inc. *	88,434	103,200
23,363	Independence Holdings Co.	100,348	310,494
70,100	Montpelier Re Holdings Ltd.	866,509	2,179,409
98,818	National Security Group, Inc.	820,248	1,235,225
900	Navigators Group, Inc.	33,483	55,350
71,600	Old Republic International Corp.	556,995	1,022,448
		6,994,045	11,547,671	17.77%
Retail
17,150	ALCO Stores, Inc. *	128,984	34,300
2,335	Christopher & Banks Corp. *	2,428	23,093
		131,412	57,393	0.09%
Restaurants
100	Lubys, Inc. *	778	532
10,493	Ruby Tuesday, Inc. *	63,375	61,804
		64,153	62,336	0.10%
Security Services
48,854	Costar Technologies, Inc. *	375,838	708,383	1.09%

Test & Measurement
133,760	Electro Sensors, Inc. *	557,931	500,196	0.77%

Trucking
400	Patriot Transportation Holdings, Inc. *	12,086	13,568	0.02%

Total for Common Stock		$ 15,212,973	$ 25,636,973	39.44%

Closed-End & Exchange Traded Funds
3,417	Aberdeen Singapore Fund, Inc.	20,742	42,473
4,378	Babson Capital Partificpation Partner	57,232	59,519
64,400	Capital Southwest Corp.	1,164,389	2,303,588
4,554	Central Europe & Russia Fund, Inc.	89,889	113,076
64,780	Japan Smaller Capitalization Fund, Inc.	414,666	627,718
104,850	MVC Capital, Inc.	882,022	1,128,186
27,359	Petroleum & Resources Corp.	462,344	787,939
11,883	Turkish Investment Fund, Inc.	95,784	123,940
		3,187,068	5,186,439	7.98%

Total for Closed-End & Exchange Traded Funds		$ 3,187,068	$ 5,186,439	7.98%

Real Estate Investment Trust
32,100	American Land Lease, Inc. Preferred	679,247	869,910
41,500	Getty Realty Corp.	586,745	705,500

Total for Real Estate Investment Trust		$ 1,265,992	$ 1,575,410	2.42%

SHORT TERM INVESTMENTS
Money Market Fund
500,000	Federated Prime Cash Obligations Fund 0.07% **	500,000	500,000
32,234,300	First American Government Obligation Fund Class Z 0.02% **	32,234,300	32,234,300
500,000	Invesco Liquid Assets Portfolio 0.11% **	500,000	500,000

Total for Short Term Investments		$ 33,234,300	$ 33,234,300	51.13%

	Total Investments	$ 52,900,333	$ 65,633,122	100.98%

	Liabilities In Excess of Other Assets		(635,736)	-0.98%

	Net Assets		$ 64,997,386	100.00%

(a) Level 2 Security
* Non-Income producing securities.
** Dividend Yield

NOTES TO FINANCIAL STATEMENTS
Pinnacle Value Fund
1. SECURITY TRANSACTIONS

At September 30, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $52,900,333 amounted to $12,732,789, which consisted of aggregate gross unrealized appreciation of $13,513,712 and aggregate gross unrealized depreciation of $780923.

2. SECURITY VALUATION

The Fund will primarily invest in equities and convertible securities.  Investments in securities are carried at market value. Securities traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price.  Lacking a last sale price, a security is valued at its last bid price except when, in Adviser’s opinion, the last bid price does not accurately reflect the current value of the security.  When market quotations are not readily available, when Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service uses electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading lots of debt securities without regard to sale or bid prices.  When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value determined in good faith by Adviser, subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which are within 60 days of maturity, are valued by using the amortized cost method.

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		$ 25,227,694	409,279	$0	$ 25,636,973
Closed End & Exchange Traded Funds		$5,186,439	$0	$0	$5,186,439
Real Estate Investment Trusts		$1,575,410	$0	$0	$1,575,410
Cash Equivalents		$ 33,234,300	$0	$0	$33,234,300
Total		$ 65,223,843	409,279	$0	$ 65,633,122

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bertolet Capital Trust

By /s/John E. Deysher President

*John E. Deysher President

Date October 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/John E. Deysher Treasurer

*John E. Deysher Treasurer

Date October 6, 2014

* Print the name and title of each signing officer under his or her signature.